Commitments, Guarantees And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Purchase obligations in 2011	81.4
Purchase obligations in 2012	44.6
Purchase obligations in 2013	18.4
Purchase obligations in 2014	3.7
Medicare [Member]
Percentage of premiums and services revenues	65.00%
Medicaid And Other [Member]
Percentage of premiums and services revenues	2.00%
Military Services [Member]
Percentage of premiums and services revenues	11.00%
Military Services [Member] | TRICARE South Region Contract [Member]
Original South Region contract, term in years	5